                                     PART A

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

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This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
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After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  One Group Investment Trust Bond Investment Division         One Group(-Registered Trademark-) Investment Trust
                                                              Bond Portfolio
  One Group Investment Trust Government Bond Investment       One Group(-Registered Trademark-) Investment Trust
  Division                                                    Government Bond Portfolio
  One Group Investment Trust Balanced Investment Division     One Group(-Registered Trademark-) Investment Trust
                                                              Balanced Portfolio
  One Group Investment Trust Large Cap Growth Investment      One Group(-Registered Trademark-) Investment Trust
  Division                                                    Large Cap Growth Portfolio
  One Group Investment Trust Equity Index Investment          One Group(-Registered Trademark-) Investment Trust
  Division                                                    Equity Index Portfolio
  One Group Investment Trust Diversified Equity Investment    One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Equity Portfolio
  One Group Investment Trust Mid Cap Growth Investment        One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Growth Portfolio
  One Group Investment Trust Diversified Mid Cap Investment   One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Mid Cap Portfolio
  One Group Investment Trust Mid Cap Value Investment         One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Value Portfolio
  Putnam VT International Growth Investment Division          Class IB of the Putnam VT International Growth
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Investment Division                         Class IB of the Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Investment Division                       Class IB of the Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Variable Insurance Products Fund Equity-Income Investment   Service Class of the Equity-Income Portfolio of
  Division                                                    the Variable Insurance Products Fund
  Variable Insurance Products Fund High Income Investment     Service Class of the High Income Portfolio of the
  Division                                                    Variable Insurance Products Fund


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Variable Insurance Products Fund Money Market Investment    Initial Class of the Money Market Portfolio of the
  Division                                                    Variable Insurance Products Fund
  Variable Insurance Products Fund II Asset Manager           Service Class of the Asset Manager Portfolio of
  Investment Division                                         the Variable Insurance Products Fund II
  Variable Insurance Products Fund II Index 500 Investment    Initial Class of the Index 500 Portfolio of the
  Division                                                    Variable Insurance Products Fund II
  Variable Insurance Products Fund III Growth Opportunities   Service Class of the Growth Opportunities
  Investment Division                                         Portfolio of the Variable Insurance Products
                                                              Fund III

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Putnam prospectus included in this The One Provider Prospectus contains information relating to all of the funds they offer. Not all the funds in the Putnam prospectus are available to you. The One Group Investment Trust prospectus included in this The One Provider Prospectus contains information relating to all One Group Investment Trust Portfolios. Please review this The One Provider product prospectus for details regarding which funds are available in The One Provider (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
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PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS

                                                                PAGE
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SUMMARY OF BENEFITS AND RISKS                                     6
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  Benefits of Your Policy                                         6
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  What Does Your Premium Pay For?                                 6
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  Risks of Your Policy                                            6
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FEE TABLES                                                        7
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ABOUT US                                                         10
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  Hartford Life and Annuity Insurance Company                    10
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  ICMG Registered Variable Life Separate Account One             10
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  The Funds                                                      10
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CHARGES AND DEDUCTIONS                                           12
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  Deductions from Premium                                        12
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  Deductions From Investment Value                               12
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YOUR CERTIFICATE                                                 13
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  Ownership Rights                                               13
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  Beneficiary                                                    13
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  Assignment                                                     13
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  Statements                                                     13
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  Issuance of Your Certificate                                   13
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  Right to Examine the Certificate                               13
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PREMIUMS                                                         14
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  Premium Payment Flexibility                                    14
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  Allocation of Premium Payments                                 14
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  Accumulation Units                                             14
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  Accumulation Unit Values                                       14
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  Premium Limitation                                             15
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DEATH BENEFITS AND POLICY VALUES                                 15
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  Values Under the Certificate                                   15
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  Death Benefits                                                 15
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MAKING WITHDRAWALS FROM THE CERTIFICATE                          16
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  Surrender                                                      16
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  Partial Withdrawals                                            17
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TRANSFERS AMONG INVESTMENT DIVISIONS                             17
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  Amount and Frequency of Transfers                              17
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  Transfers to or from Investment Divisions                      17
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  Asset Rebalancing                                              17
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  Dollar Cost Averaging                                          18
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  Procedures for Telephone Transfers                             18
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  Processing of Transactions                                     18
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LOANS                                                            18
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  Loan Interest                                                  19
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  Credited Interest                                              19
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  Loan Repayments                                                19
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  Termination Due to Excessive Debt                              19
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  Effect of Loans on Investment Value                            19
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LAPSE AND REINSTATEMENT                                          19
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  Lapse and Grace Period                                         19
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  Reinstatement                                                  19
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TERMINATION OF POLICY                                            20
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CONTRACT LIMITATIONS                                             20
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  Partial Withdrawals                                            20
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  Transfers of Account Value                                     20
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  Face Amount Increases or Decreases                             20
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  Valuation of Payments and Transfers                            20
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  Deferral of Payments                                           20
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CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          20
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  Modification of Policy                                         20
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  Substitution of Funds                                          20
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  Change in Operation of the Separate Account                    20
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  Separate Account Taxes                                         20
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SUPPLEMENTAL BENEFITS                                            21
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  Maturity Date Extension Rider                                  21
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OTHER MATTERS                                                    21
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  Reduced Charges for Eligible Groups                            21
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  Our Rights                                                     21
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  Limit on Right to Contest                                      21
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  Misstatement as to Age or Sex                                  21
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  Assignment                                                     21
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  Dividends                                                      21
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TAXES                                                            22
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  General                                                        22
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  Taxation of Hartford and the Separate Account                  22
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  Income Taxation of Certificate Benefits                        22
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  Modified Endowment Contracts                                   22
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  Diversification Requirements                                   23
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  Ownership of the Assets in the Separate Account                23
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  Tax Deferral During Accumulation Period                        23
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  Federal Income Tax Withholding                                 24
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  Other Tax Considerations                                       24
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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                                                                PAGE
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PERFORMANCE RELATED INFORMATION                                  24
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LEGAL PROCEEDINGS                                                24
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GLOSSARY OF SPECIAL TERMS                                        25
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WHERE YOU CAN FIND MORE INFORMATION                              26
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6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Sales Charge(1)         When you pay premium.              9% of any premium paid for
                                                           Coverage Years 1 through 7, and
                                                           7% of any premium paid in
                                                           Coverage Years 8 and later.
Premium Tax Charge      When you pay premium.              Generally, between 0% and 4% of
                                                           any premium you pay. The
                                                           percentage we deduct will vary by
                                                           locale depending on the tax rates
                                                           in effect there.
Deferred Acquisition    When you pay premium.              1.25% of each premium you pay. We
Cost Tax Charge                                            will adjust the charge based on
                                                           changes in the applicable tax
                                                           law.
Transfer Fees           When you make a transfer after     $50 per transfer.
                        the 12th transfer in any Coverage
                        Year.
Partial Withdrawal Fee  When you take a withdrawal.        $25 per partial withdrawal.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge(1)                            All
Premium Tax Charge                         All
Deferred Acquisition                       All
Cost Tax Charge
Transfer Fees           Those Certificates with more than 12
                        transfers per Contract Year.
Partial Withdrawal Fee  Those Certificates where a partial
                        withdrawal is made.

(1) The current front end sales load charged is:
   6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Cost of Insurance                   Monthly.               The charge is the cost of
Charges                                                    insurance rate times the net
                                                           amount at risk. The cost of
                                                           insurance rates depend on issue
                                                           age, sex, insurance class and
                                                           substandard rating. The monthly
                                                           cost of insurance charge ranges
                                                           from $0.084 per $1,000 to $85.527
                                                           per $1,000.
Mortality and Expense                Daily.                On an annual basis, .65% of the
Risk Charge                                                value of each Investment
                                                           Division's assets.
Administrative Charge               Monthly.               $10 per Coverage Month.
Rider Charges                       Monthly.               Individualized based on optional
                                                           rider selected.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                          All
Charges
Mortality and Expense                      All
Risk Charge
Administrative Charge                      All
Rider Charges           Only those Certificates with benefits
                        provided by rider.

The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                                                                 TOTAL
                                                                                                               OPERATING
                                                                                      OTHER EXPENSES            EXPENSES
                                                    MANAGEMENT FEE                        (AFTER           (AFTER ANY WAIVERS
                                                  (AFTER ANY WAIVERS)   12B-1 FEES    REIMBURSEMENTS)    AND/OR REIMBURSEMENTS)
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One Group Investment Trust Bond
  Portfolio (1)(2)(3)                                    0.53%              N/A            0.22%                  0.75%
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One Group Investment Trust Government Bond
  Portfolio                                              0.45%              N/A            0.28%                  0.73%
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One Group Investment Trust Balanced Portfolio            0.70%              N/A            0.25%                  0.95%
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One Group Investment Trust Large Cap Growth
  Portfolio                                              0.65%              N/A            0.23%                  0.88%
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One Group Investment Trust Equity Index
  Portfolio (2)                                          0.27%              N/A            0.28%                  0.55%
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One Group Investment Trust Diversified Equity
  Portfolio (1)(2)(3)                                    0.72%              N/A            0.23%                  0.95%
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One Group Investment Trust Mid Cap Growth
  Portfolio                                              0.65%              N/A            0.27%                  0.92%
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One Group Investment Trust Diversified Mid Cap
  Portfolio (1)(2)(3)                                    0.68%              N/A            0.27%                  0.95%
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One Group Investment Trust Mid Cap Value
  Portfolio (1)(2)(3)                                    0.67%              N/A            0.28%                  0.95%
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Putnam VT International Growth Fund -- Class IB
  Shares                                                 0.80%             0.15%           0.22%                  1.17%
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Putnam VT Vista Fund -- Class IB Shares                  0.65%             0.15%           0.10%                  0.90%
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Putnam VT Voyager Fund -- Class IB Shares                0.53%             0.15%           0.04%                  0.72%
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Variable Insurance Products Fund Equity-Income
  Portfolio -- Service Class (4)                         0.48%             0.10%           0.08%                  0.66%
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Variable Insurance Products Fund High Income
  Portfolio -- Service Class                             0.58%             0.10%           0.11%                  0.79%
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Variable Insurance Products Fund Money Market
  Portfolio                                              0.18%              N/A            0.09%                  0.27%
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Variable Insurance Products Fund II Asset
  Manager Portfolio -- Service Class (4)                 0.53%             0.10%           0.10%                  0.73%
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Variable Insurance Products Fund II Index 500
  Portfolio (4)                                          0.24%              N/A            0.04%                  0.28%
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Variable Insurance Products Fund III Growth
  Opportunities Portfolio -- Service Class (4)           0.58%             0.10%           0.10%                  0.78%
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(1) On March 31, 1999 (the "Substitution Date"), the One Group Investment Trust Bond Portfolio, the One Group Investment Trust Diversified Equity Portfolio, the One Group Investment Trust Diversified Mid Cap Portfolio, and the One Group Investment Trust Mid Cap Value Portfolio succeeded to the financial histories of corresponding Pegasus Variable Funds.

(2) In the absence of management fee waivers, management fees, other expenses and total operating expenses would be as follows:

                                                                                           OTHER      TOTAL
                                                           MANAGEMENT FEES   12B-1 FEES   EXPENSES   EXPENSES
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One Group Investment Trust Bond Portfolio                       0.60%           N/A        0.22%      0.82%
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One Group Investment Trust Equity Index Portfolio               0.30%           N/A        0.28%      0.58%
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One Group Investment Trust Diversified Equity Portfolio         0.74%           N/A        0.23%      0.97%
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One Group Investment Trust Diversified Mid Cap Portfolio        0.74%           N/A        0.27%      1.01%
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One Group Investment Trust Mid Cap Value Portfolio              0.74%           N/A        0.28%      1.02%
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(3) Figures reflect expenses which have been restated to reflect estimates of current fees for the current fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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(4) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions Management Fees, Other Expenses and Total Operating Expenses for VIP Equity-Income Portfolio, VIP II Asset Manager Portfolio, VIP Index 500 Portfolio and VIP III Growth Opportunities Portfolio would have been as follows:

                                                                                           OTHER      TOTAL
                                                           MANAGEMENT FEES   12B-1 FEES   EXPENSES   EXPENSES
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VIP Equity-Income Portfolio -- Service Class                    0.48%          0.10%       0.09%      0.67%
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VIP II Asset Manager Portfolio -- Service Class                 0.53%          0.10%       0.11%      0.74%
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VIP II Index 500 Portfolio                                      0.24%           N/A        0.10%      0.34%
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VIP III Growth Opportunities Portfolio -- Service Class         0.58%          0.10%       0.11%      0.79%
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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              1/1/99          A+      Financial performance
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 Standard & Poor's          8/1/99         AA       Insurer financial strength
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 Duff & Phelps              7/1/99         AA+      Claims paying ability
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ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORT-
FOLIO -- The Portfolio seeks a high level of current income with liquidity and safety of principal.

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO -- The Portfolio seeks to provide total return while preserving capital.

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORT-
FOLIO -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2)

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORT-
FOLIO -- The Portfolio seeks long term capital growth of income with a secondary objective of providing a moderate level of current income.

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORT-
FOLIO -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORT-
FOLIO -- The Portfolio seeks long term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

(1) In the future, shares of the One Group Investment Trust Portfolios may also be sold to qualified pension and retirement plans for the benefit of plan participants.

(2) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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PUTNAM VT INTERNATIONAL GROWTH FUND: CLASS IB SHARES -- Putnam VT International Growth Fund seeks capital appreciation by investing primarily in equity securities of companies located in countries other than the United States. PUTNAM VT VISTA FUND: CLASS IB SHARES -- Putnam VT Vista Fund seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Putnam VT Voyager Fund seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: SERVICE CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments.

VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORT-
FOLIO: SERVICE CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The Fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500.

VARIABLE INSURANCE PRODUCTS FUND MONEY MARKET PORT-
FOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preserving capital and providing liquidity.

VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER PORTFOLIO: SERVICE
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers.

VARIABLE INSURANCE PRODUCTS FUND II INDEX 500 PORTFOLIO: INITIAL CLASS -- Seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States.

VARIABLE INSURANCE PRODUCTS FUND III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth by investing primarily in common stocks.

There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

On March 31, 1999, the following portfolios of the One Group Investment Trust were substituted for the following Pegasus Variable funds in the Contract:

      ONE GROUP INVESTMENT
        TRUST PORTFOLIO                  PEGASUS VARIABLE FUND
        ---------------                  ---------------------
 1.  Bond Portfolio                  1.  Bond Fund
 2.  Large Cap Growth Portfolio      2.  Growth Fund
 3.  Diversified Mid Cap             3.  Mid-Cap Opportunity Fund
     Portfolio
 4.  Mid Cap Value Portfolio         4.  Intrinsic Value Fund
 5.  Diversified Equity              5.  Growth and Value Fund
     Portfolio

With the exception of the Large Cap Growth Portfolio, the Pegasus Variable Funds are the surviving funds for accounting purposes.

INVESTMENT ADVISERS -- Banc One Investment Advisors Corporation serves as investment adviser to the One Group Investment Trust Portfolios. Putnam Investment Management, Inc. serves as the investment manager of Putnam Variable Trust. Fidelity Management & Research Company is the investment adviser to the Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

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- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

YOUR CERTIFICATE
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OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

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PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Fund Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Fund Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

  -  ten (10) calendar days after we receive the initial premium; and

  -  the date we receive the final requirements to put the Certificate in force.

  We will allocate any additional premiums received prior to this later date to the Fidelity Variable Insurance Products Fund Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of

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the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
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VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

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Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
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SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written

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request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
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AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

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To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment
Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCEDURES FOR TELEPHONE TRANSFERS

You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.

We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
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As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
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LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
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PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
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MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
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REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TAXES

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% Federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS
IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Variable Insurance Products Fund Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
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The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
THE ONE PROVIDER (FORMERLY KNOWN AS PEGASUS PROVIDER)

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                   3
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SERVICES                                                          5
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EXPERTS                                                           5
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DISTRIBUTION OF THE POLICIES                                      5
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ADDITIONAL INFORMATION ABOUT CHARGES                              6
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ILLUSTRATION OF DEATH BENEFITS                                    7
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FINANCIAL STATEMENTS
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lynda Godkin           Senior Vice President, 1997     Associate General Counsel (1995-1996); Assistant General
                       General Counsel, 1996           Counsel and Secretary (1994-1995), Hartford; Director
                       Corporate Secretary, 1996       (1997-Present); Senior Vice President (1997-Present);
                       Director, 1997*                 General Counsel (1996-Present); Corporate Secretary
                                                       (1995-Present); Associate General Counsel (1995-1996);
                                                       Assistant General Counsel and Secretary (1994-1995);
                                                       Counsel (1990-1994), Hartford Life and Accident Insurance
                                                       Company; Senior Vice President (1997-Present); General
                                                       Counsel (1996-Present); Corporate Secretary
                                                       (1995-Present); Director (1997-Present); Associate General
                                                       Counsel (1995-1996); Assistant General Counsel and
                                                       Secretary (1994-1995); Counsel (1990-1994), Hartford Life
                                                       Insurance Company; Vice President and General Counsel
                                                       (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford Life,
                                                       Inc.

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.

---------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
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INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
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Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 12% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General
                            Counsel and Corporate Secretary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Donald R. Salama           Vice President
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer, Director
--------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            7
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ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.77%. The 0.77% figure is based on an average of the current management fees and expenses of the available 18 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.77%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
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                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,328      12,328     250,000     11,006      11,006     250,000
          2                 30,355        24,397      24,397     250,000     21,822      21,822     250,000
          3                 46,680        36,250      36,250     250,000     32,452      32,452     250,000
          4                 63,821        47,910      47,910     250,000     42,901      42,901     250,000
          5                 81,819        59,394      59,394     250,000     53,170      53,170     250,000
          6                100,717        70,705      70,705     250,000     63,265      63,265     250,000
          7                120,560        81,852      81,852     250,000     73,182      73,182     250,000
          8                126,588        80,304      80,304     250,000     70,623      70,623     250,000
          9                132,917        78,746      78,746     250,000     67,944      67,944     250,000
         10                139,563        77,169      77,169     250,000     65,125      65,125     250,000
         11                146,541        75,670      75,670     250,000     62,148      62,148     250,000
         12                153,868        74,122      74,122     250,000     58,993      58,993     250,000
         13                161,561        72,516      72,516     250,000     55,648      55,648     250,000
         14                169,639        70,848      70,848     250,000     52,091      52,091     250,000
         15                178,121        69,116      69,116     250,000     48,298      48,298     250,000
         16                187,027        67,034      67,034     250,000     44,233      44,233     250,000
         17                196,378        64,837      64,837     250,000     39,852      39,852     250,000
         18                206,197        62,532      62,532     250,000     35,099      35,099     250,000
         19                216,507        60,096      60,096     250,000     29,907      29,907     250,000
         20                227,332        57,510      57,510     250,000     24,205      24,205     250,000
         25                290,140        42,310      42,310     250,000          0           0           0
         30                370,300        21,812      21,812     250,000          0           0           0
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,078      13,078     250,000     11,706      11,706     250,000
          2                 30,355        26,666      26,666     250,000     23,915      23,915     250,000
          3                 46,680        40,827      40,827     250,000     36,654      36,654     250,000
          4                 63,821        55,611      55,611     250,000     49,958      49,958     250,000
          5                 81,819        71,062      71,062     250,000     63,856      63,856     250,000
          6                100,717        87,212      87,212     250,000     78,388      78,388     250,000
          7                120,560       104,107     104,107     250,000     93,588      93,588     250,000
          8                126,588       108,489     108,489     250,000     96,458      96,458     250,000
          9                132,917       113,054     113,054     250,000     99,364      99,364     250,000
         10                139,563       117,806     117,806     252,307    102,299     102,299     250,000
         11                146,541       122,918     122,918     256,072    105,258     105,258     250,000
         12                153,868       128,224     128,224     259,990    108,238     108,238     250,000
         13                161,561       133,730     133,730     264,019    111,240     111,240     250,000
         14                169,639       139,442     139,442     268,161    114,261     114,261     250,000
         15                178,121       145,371     145,371     272,423    117,297     117,297     250,000
         16                187,027       151,328     151,328     276,486    120,340     120,340     250,000
         17                196,378       157,489     157,489     280,635    123,378     123,378     250,000
         18                206,197       163,873     163,873     284,937    126,394     126,394     250,000
         19                216,507       170,481     170,481     289,405    129,369     129,369     250,000
         20                227,332       177,318     177,318     294,052    132,284     132,284     250,000
         25                290,140       215,559     215,559     320,665    145,495     145,495     250,000
         30                370,300       261,756     261,756     354,341    153,822     153,822     250,000
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,829      13,829      250,000    12,408      12,408       250,000
          2                 30,355          29,025      29,025      250,000    26,094      26,094       250,000
          3                 46,680          45,775      45,775      250,000    41,204      41,204       250,000
          4                 63,821          64,268      64,268      250,000    57,905      57,905       250,000
          5                 81,819          84,707      84,707      250,000    76,379      76,379       250,000
          6                100,717         107,301     107,301      256,519    96,838      96,838       250,000
          7                120,560         132,206     132,206      306,949   119,365     119,365       277,304
          8                126,588         145,660     145,660      328,563   130,424     130,424       294,382
          9                132,917         160,476     160,476      351,825   142,462     142,462       312,537
         10                139,563         176,786     176,786      376,880   155,550     155,550       331,837
         11                146,541         195,008     195,008      404,385   169,776     169,776       352,353
         12                153,868         215,066     215,066      434,062   185,230     185,230       374,162
         13                161,561         237,135     237,135      466,011   202,019     202,019       397,344
         14                169,639         261,415     261,415      500,409   220,253     220,253       421,986
         15                178,121         288,128     288,128      537,457   240,052     240,052       448,178
         16                187,027         317,102     317,102      576,694   261,534     261,534       476,017
         17                196,378         348,901     348,901      618,852   284,823     284,823       505,608
         18                206,197         383,825     383,825      664,305   310,044     310,044       537,059
         19                216,507         422,159     422,159      713,343   337,325     337,325       570,489
         20                227,332         464,222     464,222      766,285   366,803     366,803       606,020
         25                290,140         745,412     745,412    1,103,763   553,280     553,280       820,141
         30                370,300       1,195,505   1,195,505    1,610,903   823,179     823,179     1,110,678
---------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,321      12,321     262,347     10,953      10,953     261,061
          2                 30,355        24,367      24,367     274,416     21,660      21,660     271,788
          3                 46,680        36,177      36,177     286,245     32,116      32,116     282,265
          4                 63,821        47,771      47,771     297,857     42,321      42,321     292,491
          5                 81,819        59,165      59,165     309,267     52,265      52,265     302,456
          6                100,717        70,357      70,357     320,476     61,944      61,944     312,157
          7                120,560        81,357      81,357     331,492     71,340      71,340     321,576
          8                126,588        79,657      79,657     329,793     68,239      68,239     318,486
          9                132,917        77,937      77,937     328,074     64,995      64,995     315,254
         10                139,563        76,189      76,189     326,328     61,586      61,586     311,858
         11                146,541        74,497      74,497     324,632     57,997      57,997     308,284
         12                153,868        72,736      72,736     322,877     54,212      54,212     304,515
         13                161,561        70,895      70,895     321,043     50,222      50,222     300,543
         14                169,639        68,970      68,970     319,124     46,014      46,014     296,353
         15                178,121        66,958      66,958     317,120     41,570      41,570     291,928
         16                187,027        64,474      64,474     314,675     36,860      36,860     287,240
         17                196,378        61,848      61,848     312,060     31,850      31,850     282,254
         18                206,197        59,093      59,093     309,316     26,495      26,495     276,928
         19                216,507        56,185      56,185     306,421     20,745      20,745     271,211
         20                227,332        53,105      53,105     303,355     14,550      14,550     265,053
         25                290,140        35,358      35,358     285,676          0           0           0
         30                370,300        12,722      12,722     263,130          0           0           0
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,071      13,071     263,034     11,651      11,651     261,702
          2                 30,355        26,633      26,633     276,554     23,737      23,737     273,751
          3                 46,680        40,744      40,744     290,618     36,270      36,270     286,246
          4                 63,821        55,445      55,445     305,269     49,266      49,266     299,203
          5                 81,819        70,778      70,778     320,549     62,732      62,732     312,629
          6                100,717        86,766      86,766     336,481     76,683      76,683     326,539
          7                120,560       103,448     103,448     353,103     91,118      91,118     340,933
          8                126,588       107,585     107,585     357,228     93,102      93,102     342,923
          9                132,917       111,864     111,864     361,495     94,984      94,984     344,814
         10                139,563       116,284     116,284     365,903     96,733      96,733     346,574
         11                146,541       121,005     121,005     370,598     98,328      98,328     348,182
         12                153,868       125,853     125,853     375,436     99,740      99,740     349,610
         13                161,561       130,825     130,825     380,397    100,951     100,951     350,838
         14                169,639       135,920     135,920     385,481    101,933     101,933     351,839
         15                178,121       141,140     141,140     390,691    102,655     102,655     352,583
         16                187,027       146,093     146,093     395,666    103,071     103,071     353,026
         17                196,378       151,099     151,099     400,668    103,128     103,128     353,113
         18                206,197       156,175     156,175     405,738    102,760     102,760     352,781
         19                216,507       161,295     161,295     410,854    101,889     101,889     351,953
         20                227,332       166,442     166,442     415,999    100,437     100,437     350,551
         25                290,140       192,797     192,797     442,339     81,756      81,756     332,217
         30                370,300       219,074     219,074     468,630     33,073      33,073     284,192
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,822      13,822      263,718    12,349      12,349       262,341
          2                 30,355          28,989      28,989      278,768    25,898      25,898       275,785
          3                 46,680          45,680      45,680      295,326    40,765      40,765       290,538
          4                 63,821          64,073      64,073      313,571    57,084      57,084       306,730
          5                 81,819          84,360      84,360      333,693    74,994      74,994       324,502
          6                100,717         106,736     106,736      355,887    94,655      94,655       344,010
          7                120,560         131,429     131,429      380,377   116,226     116,226       365,414
          8                126,588         144,656     144,656      393,497   126,216     126,216       375,334
          9                132,917         159,226     159,226      407,950   137,056     137,056       386,101
         10                139,563         175,272     175,272      423,868   148,811     148,811       397,776
         11                146,541         193,210     193,210      441,639   161,561     161,561       410,439
         12                153,868         212,965     212,965      461,237   175,389     175,389       424,173
         13                161,561         234,722     234,722      482,819   190,396     190,396       439,078
         14                169,639         258,687     258,687      506,591   206,690     206,690       455,259
         15                178,121         285,094     285,094      532,785   224,383     224,383       472,830
         16                187,027         313,762     313,762      570,620   243,588     243,588       491,903
         17                196,378         345,226     345,226      612,334   264,424     264,424       512,597
         18                206,197         379,782     379,782      657,306   287,010     287,010       535,030
         19                216,507         417,711     417,711      705,827   311,472     311,472       559,329
         20                227,332         459,330     459,330      758,210   337,951     337,951       585,632
         25                290,140         737,553     737,553    1,092,125   506,966     506,966       753,521
         30                370,300       1,182,896   1,182,896    1,593,913   754,180     754,180     1,017,582
---------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,135       5,135     250,000      3,965       3,965     250,000
          2                 12,915        10,104      10,104     250,000      7,802       7,802     250,000
          3                 19,861        14,944      14,944     250,000     11,510      11,510     250,000
          4                 27,154        19,677      19,677     250,000     15,086      15,086     250,000
          5                 34,812        24,317      24,317     250,000     18,524      18,524     250,000
          6                 42,853        28,862      28,862     250,000     21,822      21,822     250,000
          7                 51,296        33,322      33,322     250,000     24,962      24,962     250,000
          8                 60,161        37,818      37,818     250,000     28,055      28,055     250,000
          9                 69,469        42,222      42,222     250,000     30,965      30,965     250,000
         10                 79,242        46,531      46,531     250,000     33,676      33,676     250,000
         11                 89,504        50,802      50,802     250,000     36,180      36,180     250,000
         12                100,279        54,960      54,960     250,000     38,467      38,467     250,000
         13                111,593        59,000      59,000     250,000     40,531      40,531     250,000
         14                123,473        62,922      62,922     250,000     42,365      42,365     250,000
         15                135,947        66,730      66,730     250,000     43,954      43,954     250,000
         16                149,044        70,148      70,148     250,000     45,275      45,275     250,000
         17                162,796        73,423      73,423     250,000     46,302      46,302     250,000
         18                177,236        76,568      76,568     250,000     46,995      46,995     250,000
         19                192,398        79,569      79,569     250,000     47,311      47,311     250,000
         20                208,318        82,418      82,418     250,000     47,204      47,204     250,000
         25                300,684        94,663      94,663     250,000     38,707      38,707     250,000
         30                418,569       103,209     103,209     250,000      8,188       8,188     250,000
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,451       5,451     250,000      4,240       4,240     250,000
          2                 12,915        11,053      11,053     250,000      8,600       8,600     250,000
          3                 19,861        16,852      16,852     250,000     13,085      13,085     250,000
          4                 27,154        22,876      22,876     250,000     17,698      17,698     250,000
          5                 34,812        29,149      29,149     250,000     22,439      22,439     250,000
          6                 42,853        35,681      35,681     250,000     27,312      27,312     250,000
          7                 51,296        42,494      42,494     250,000     32,308      32,308     250,000
          8                 60,161        49,728      49,728     250,000     37,552      37,552     250,000
          9                 69,469        57,271      57,271     250,000     42,918      42,918     250,000
         10                 79,242        65,134      65,134     250,000     48,399      48,399     250,000
         11                 89,504        73,425      73,425     250,000     54,001      54,001     250,000
         12                100,279        82,067      82,067     250,000     59,723      59,723     250,000
         13                111,593        91,075      91,075     250,000     65,578      65,578     250,000
         14                123,473       100,472     100,472     250,000     71,571      71,571     250,000
         15                135,947       110,285     110,285     250,000     77,712      77,712     250,000
         16                149,044       120,333     120,333     250,000     84,000      84,000     250,000
         17                162,796       130,833     130,833     250,000     90,436      90,436     250,000
         18                177,236       141,831     141,831     250,000     97,020      97,020     250,000
         19                192,398       153,287     153,287     260,216    103,750     103,750     250,000
         20                208,318       165,171     165,171     273,909    110,629     110,629     250,000
         25                300,684       231,872     231,872     344,933    148,047     148,047     250,000
         30                418,569       312,671     312,671     423,265    193,395     193,395     262,148
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,767       5,767       250,000     4,515       4,515     250,000
          2                 12,915        12,041      12,041       250,000     9,433       9,433     250,000
          3                 19,861        18,915      18,915       250,000    14,795      14,795     250,000
          4                 27,154        26,474      26,474       250,000    20,650      20,650     250,000
          5                 34,812        34,806      34,806       250,000    27,046      27,046     250,000
          6                 42,853        43,992      43,992       250,000    34,043      34,043     250,000
          7                 51,296        54,132      54,132       250,000    41,696      41,696     250,000
          8                 60,161        65,465      65,465       250,000    50,207      50,207     250,000
          9                 69,469        77,981      77,981       250,000    59,535      59,535     250,000
         10                 79,242        91,806      91,806       250,000    69,767      69,767     250,000
         11                 89,504       107,232     107,232       250,000    81,017      81,017     250,000
         12                100,279       124,298     124,298       250,868    93,411      93,411     250,000
         13                111,593       143,114     143,114       281,244   107,104     107,104     250,000
         14                123,473       163,829     163,829       313,607   122,270     122,270     250,000
         15                135,947       186,632     186,632       348,133   139,062     139,062     259,630
         16                149,044       211,454     211,454       384,558   157,324     157,324     286,345
         17                162,796       238,712     238,712       423,408   177,150     177,150     314,471
         18                177,236       268,660     268,660       464,983   198,654     198,654     344,108
         19                192,398       301,545     301,545       509,536   221,949     221,949     375,363
         20                208,318       337,643     337,643       557,344   247,159     247,159     408,348
         25                300,684       579,063     579,063       857,442   407,253     407,253     603,682
         30                418,569       965,603     965,603     1,301,117   640,085     640,085     863,638
-------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,132       5,132     255,149      3,944       3,944     254,044
          2                 12,915        10,091      10,091     260,123      7,741       7,741     257,852
          3                 19,861        14,914      14,914     264,957     11,384      11,384     261,509
          4                 27,154        19,619      19,619     269,672     14,872      14,872     265,009
          5                 34,812        24,222      24,222     274,283     18,194      18,194     268,345
          6                 42,853        28,719      28,719     278,788     21,345      21,345     271,510
          7                 51,296        33,119      33,119     283,196     24,304      24,304     274,485
          8                 60,161        37,542      37,542     287,628     27,176      27,176     277,374
          9                 69,469        41,858      41,858     291,953     29,820      29,820     280,037
         10                 79,242        46,061      46,061     296,165     32,215      32,215     282,453
         11                 89,504        50,201      50,201     300,310     34,350      34,350     284,609
         12                100,279        54,197      54,197     304,319     36,207      36,207     286,489
         13                111,593        58,041      58,041     308,175     37,781      37,781     288,086
         14                123,473        61,728      61,728     311,875     39,057      39,057     289,387
         15                135,947        65,259      65,259     315,418     40,020      40,020     290,376
         16                149,044        68,246      68,246     318,451     40,641      40,641     291,025
         17                162,796        71,022      71,022     321,245     40,886      40,886     291,302
         18                177,236        73,602      73,602     323,841     40,714      40,714     291,164
         19                192,398        75,961      75,961     326,218     40,073      40,073     290,562
         20                208,318        78,082      78,082     328,359     38,916      38,916     289,448
         25                300,684        85,373      85,373     335,743     24,061      24,061     274,853
         30                418,569        86,240      86,240     336,726          0           0           0
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,448       5,448     255,439      4,218       4,218     254,297
          2                 12,915        11,040      11,040     261,018      8,532       8,532     258,603
          3                 19,861        16,817      16,817     266,780     12,941      12,941     263,004
          4                 27,154        22,807      22,807     272,752     17,442      17,442     267,497
          5                 34,812        29,032      29,032     278,957     22,028      22,028     272,076
          6                 42,853        35,497      35,497     285,402     26,693      26,693     276,734
          7                 51,296        42,223      42,223     292,105     31,420      31,420     281,456
          8                 60,161        49,346      49,346     299,204     36,318      36,318     286,349
          9                 69,469        56,747      56,747     306,582     41,245      41,245     291,274
         10                 79,242        64,431      64,431     314,242     46,179      46,179     296,207
         11                 89,504        72,491      72,491     322,270     51,102      51,102     301,131
         12                100,279        80,836      80,836     330,591     55,994      55,994     306,026
         13                111,593        89,469      89,469     339,199     60,844      60,844     310,879
         14                123,473        98,397      98,397     348,102     65,630      65,630     315,671
         15                135,947       107,631     107,631     357,310     70,329      70,329     320,378
         16                149,044       116,786     116,786     366,472     74,904      74,904     324,963
         17                162,796       126,192     126,192     375,857     79,308      79,308     329,382
         18                177,236       135,875     135,875     385,516     83,485      83,485     333,578
         19                192,398       145,820     145,820     395,439     87,367      87,367     337,485
         20                208,318       156,018     156,018     405,615     90,884      90,884     341,033
         25                300,684       211,430     211,430     460,901    100,657     100,657     351,047
         30                418,569       274,284     274,284     523,629     87,546      87,546     338,463
------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,764       5,764       255,727     4,492       4,492     254,549
          2                 12,915        12,026      12,026       261,946     9,358       9,358     259,383
          3                 19,861        18,876      18,876       268,745    14,630      14,630     264,620
          4                 27,154        26,393      26,393       276,204    20,345      20,345     270,296
          5                 34,812        34,663      34,663       284,407    26,537      26,537     276,446
          6                 42,853        43,757      43,757       293,430    33,247      33,247     283,111
          7                 51,296        53,772      53,772       303,365    40,506      40,506     290,322
          8                 60,161        64,938      64,938       314,440    48,486      48,486     298,250
          9                 69,469        77,229      77,229       326,634    57,106      57,106     306,814
         10                 79,242        90,757      90,757       340,054    66,407      66,407     316,056
         11                 89,504       105,781     105,781       354,947    76,445      76,445     326,029
         12                100,279       122,312     122,312       371,346    87,275      87,275     336,790
         13                111,593       140,499     140,499       389,389    98,969      98,969     348,409
         14                123,473       160,514     160,514       409,244   111,601     111,601     360,959
         15                135,947       182,548     182,548       431,102   125,247     125,247     374,517
         16                149,044       206,406     206,406       454,801   139,979     139,979     389,153
         17                162,796       232,626     232,626       480,815   155,870     155,870     404,944
         18                177,236       261,475     261,475       509,434   172,991     172,991     421,958
         19                192,398       293,205     293,205       540,913   191,414     191,414     440,267
         20                208,318       328,102     328,102       575,533   211,216     211,216     459,949
         25                300,684       563,070     563,070       833,760   334,694     334,694     582,679
         30                418,569       939,944     939,944     1,266,543   509,407     509,407     756,416
-------------------------------------------------------------------------------------------------------------

* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One The One Provider and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One The One Provider (Fidelity VIP Fund High Income, Fidelity VIP Fund Equity-Income, Fidelity VIP Fund Money Market, Fidelity VIP Fund II Asset Manager, Fidelity VIP Fund II Index 500, Fidelity VIP Fund III Growth Opportunities, Putnam VT International Growth, Putnam VT Vista, Putnam VT Voyager, One Group Investment Trust Bond, One Group Investment Trust Large Cap Growth, One Group Investment Trust Diversified Equity, One Group Investment Trust Diversified Mid Cap, One Group Investment Trust Mid Cap Value, One Group Investment Trust Government Bond, One Group Investment Trust Balanced, One Group Investment Trust Equity Index and One Group Investment Trust Mid Cap Growth Investment Divisions) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 24, 2000                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity     Fidelity VIP  Putnam VT
                                    Fund High     Fund Equity-  Fund Money    Fund II       VIP Fund II  Fund III      International
                                    Income        Income        Market        Asset         Index 500    Growth        Growth
                                    Investment    Investment    Investment    Manager       Investment   Opportunities Investment
                                    Division      Division      Division      Investment    Division     Investment    Division
                                                                              Division                   Division
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 ----------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 863
  Cost $10,852
  .................................................................................................................................
    Market Value:                      $9,740       $    --       $    --       $    --     $       --     $    --       $     --
 ----------------------------------------------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 511
  Cost $12,823
  .................................................................................................................................
    Market Value:                          --        13,114            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 10,321
  Cost $10,321
  .................................................................................................................................
    Market Value:                          --            --        10,321            --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS II:
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 635
  Cost $10,800
  .................................................................................................................................
    Market Value:                          --            --            --        11,802             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INDEX 500 PORTFOLIO
  Shares 14,751
  Cost $1,810,537
  .................................................................................................................................
    Market Value:                          --            --            --            --      2,469,417          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS III:
 ----------------------------------------------------------------------------------------------------------------------------------
 GROWTH OPPORTUNITIES PORTFOLIO
  Shares 511
  Cost $10,374
  .................................................................................................................................
    Market Value:                          --            --            --            --             --      11,810             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN PUTNAM VARIABLE
 TRUST:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 8,718
  Cost $139,908
  .................................................................................................................................
    Market Value:                          --            --            --            --             --          --        188,483
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 774
  Cost $11,135
  .................................................................................................................................
    Market Value:                          --            --            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 258
  Cost $10,962
  .................................................................................................................................
    Market Value:                          --            --            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --           459            --            930          --             --
  .................................................................................................................................
 Receivable from fund shares sold          --            --            --            --             --          --             --
  .................................................................................................................................
 TOTAL ASSETS                           9,740        13,114        10,780        11,802      2,470,347      11,810        188,483
  .................................................................................................................................
 LIABILITIES
 Payable to Hartford Life and
  Annuity Insurance Company                74         2,566            --            89             --          89            178
  .................................................................................................................................
 Payable for fund shares purchased         --            --            --            --             --          --             --
  .................................................................................................................................
 TOTAL LIABILITIES                         74         2,566            --            89             --          89            178
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                 $9,666       $10,548       $10,780       $11,713     $2,470,347     $11,721       $188,305
 ----------------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --            --            --            --        184,515          --         10,993
 Unit price                            $ 9.67       $ 10.55       $ 10.78       $ 11.71     $    13.32     $ 11.72       $  15.70
  .................................................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000         1,000         1,000          1,000       1,000          1,000
 Unit price                            $ 9.67       $ 10.55       $ 10.78       $ 11.71     $    13.32     $ 11.72       $  15.70
 ----------------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Putnam VT  Putnam VT
                                    Vista      Voyager
                                    Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 -------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 863
  Cost $10,852
  ................................
    Market Value:                    $    --    $    --
 -------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 511
  Cost $12,823
  ................................
    Market Value:                         --         --
 -------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 10,321
  Cost $10,321
  ................................
    Market Value:
 -------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS II:
 -------------------------------------------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 635
  Cost $10,800
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 INDEX 500 PORTFOLIO
  Shares 14,751
  Cost $1,810,537
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS III:
 ----------------------------------------------------------------------------------------------------------------------------------
 GROWTH OPPORTUNITIES PORTFOLIO
  Shares 511
  Cost $10,374
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN PUTNAM VARIABLE
 TRUST:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 8,718
  Cost $139,908
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 774
  Cost $11,135
  ................................
    Market Value:                     15,986         --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 258
  Cost $10,962
  ................................
    Market Value:                         --     17,077
 ----------------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               --         --
  ................................
 Receivable from fund shares sold         --         --
  ................................
 TOTAL ASSETS                         15,986     17,077
  ................................
 LIABILITIES
 Payable to Hartford Life and
  Annuity Insurance Company              121        129
  ................................
 Payable for fund shares purchased        --         --
  ................................
 TOTAL LIABILITIES                       121        129
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $15,865    $16,948
 ----------------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants              --         --
 Unit price                          $ 15.87    $ 16.95
  ................................
 Units owned by Hartford Life and
  Annuity Insurance Company            1,000      1,000
 Unit price                          $ 15.87    $ 16.95
 ----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1999                  One       One       One       One       One       One Group  One       One       One
                                    Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division  Growth    Investment Investment Investment Division Division Investment Investment
                                              Investment Division Division  Division                       Division  Division
                                              Division
 ----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN ONE GROUP
 INVESTMENT TRUST:
 ----------------------------------------------------------------------------------------------------------------------------
 BOND PORTFOLIO
  Shares 1,049
  Cost $10,940
  ...........................................................................................................................
    Market Value:                   $10,472   $    --   $    --   $    --   $    --    $   --    $    --   $    --   $    --
 ----------------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO
  Shares 19,090
  Cost $476,373
  ...........................................................................................................................
    Market Value:                        --   507,020        --        --        --        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED EQUITY PORTFOLIO
  Shares 638
  Cost $11,318
  ...........................................................................................................................
    Market Value:                        --        --    11,212        --        --        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED MID CAP PORTFOLIO
  Share 13,867
  Cost $201,429
  ...........................................................................................................................
    Market Value:                        --        --        --   210,507        --        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO
  Shares 7,902
  Cost $78,461
  ...........................................................................................................................
    Market Value:                        --        --        --        --    82,097        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT BOND PORTFOLIO
  Shares 997
  Cost $10,270
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --     9,928         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 650
  Cost $10,288
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --        --     10,185        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 EQUITY INDEX PORTFOLIO
  Shares 33,395
  Cost $390,351
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --        --         --   432,128        --
 ----------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO
  Shares 578
  Cost $11,365
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --        --         --        --    11,888
 ----------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company              --        --        --        --        --        --         --        --
  ...........................................................................................................................
 Receivable from fund shares sold        --        --        --        --        --        --         --        --        --
  ...........................................................................................................................
 TOTAL ASSETS                        10,472   507,020    11,212   210,507    82,097     9,928     10,185   432,128    11,888
  ...........................................................................................................................
 LIABILITIES
 Payable to Hartford Life and
  Annuity Insurance Company              79        53        84       576       584        29         30        47        35
  ...........................................................................................................................
 Payable for fund shares purchased       --        --        --        --        --        --         --        --        --
  ...........................................................................................................................
 TOTAL LIABILITIES                       79        53        84       576       584        29         30        47        35
 ----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,393   $506,967  $11,128   $209,931  $81,513    $9,899    $10,155   $432,081  $11,853
 ----------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants             --    33,168        --    19,690     8,383        --         --    39,491        --
 Unit price                         $ 10.39   $ 14.84   $ 11.13   $ 10.15   $  8.69    $ 9.90    $ 10.16   $ 10.67   $ 11.85
  ...........................................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company           1,000     1,000     1,000     1,000     1,000     1,000      1,000     1,000     1,000
 Unit price                         $ 10.39   $ 14.84   $ 11.13   $ 10.15   $  8.69    $ 9.90    $ 10.16   $ 10.67   $ 11.85
 ----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations
--------------------------------------------------------------------------------

 For the Period Ended               Fidelity     Fidelity     Fidelity     Fidelity VIP   Fidelity     Fidelity VIP  Putnam VT
 December 31, 1999                  VIP Fund     VIP Fund     VIP Fund     Fund II Asset  VIP Fund II  Fund III      International
                                    High Income  Equity-      Money        Manager        Index 500    Growth        Growth
                                    Investment   Income       Market       Investment     Investment   Opportunities Investment
                                    Division     Investment   Investment   Division       Division     Investment    Division
                                                 Division     Division                                 Division
 --------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                            $838         $185         $507         $  352       $ 21,651        $109        $    --
  ...............................................................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                        (62)         (69)         (69)           (71)       (14,977)        (75)          (299)
  ...............................................................................................................................
  Net investment income                 776          116          438            281          6,674          34           (299)
  ...............................................................................................................................
 CAPITAL GAINS INCOME                    31          408           --            446         14,692         213             --
  ...............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...............................................................................................................................
  Net realized gain on security
    transactions                         --           --           --             --         28,458          --            241
  ...............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (141)         179           --            372        363,767         152         48,684
  ...............................................................................................................................
  Net (loss) gain on investments       (141)         179           --            372        392,225         152         48,925
 --------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS           $666         $703         $438         $1,099       $413,591        $399        $48,626
 --------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Putnam VT  Putnam VT
 December 31, 1999                  Vista      Voyager
                                    Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   --      $   11
  ................................
 EXPENSES:
  Mortality and expense risk
    undertakings                        (75)        (79)
  ................................
  Net investment income                 (75)        (68)
  ................................
 CAPITAL GAINS INCOME                 1,164         984
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain on security
    transactions                         --          --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 4,346       5,275
  ................................
  Net (loss) gain on investments      4,346       5,275
 -------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $5,435      $6,191
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Period Ended               One       One       One       One       One       One Group  One       One       One
 December 31, 1999                  Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division  Growth    Investment Investment Investment Division** Division** Investment Investment
                                              Investment Division* Division* Division*                     Division** Division**
                                              Division*
 ----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 598    $    17    $   56   $   298    $  246     $ 270      $125    $ 1,906    $   --
  ...........................................................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                       (69)      (778)      (68)     (347)     (163)      (29)      (28)      (638)      (29)
  ...........................................................................................................................
  Net investment income (loss)         529       (761)      (12)      (49)       83       241        97      1,268       (29)
  ...........................................................................................................................
 CAPITAL GAINS INCOME                   --     47,081     1,011    13,766        --        --       163      5,255     1,365
  ...........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................................
  Net realized gain on security
    transactions                        --         97        --        79        --        --        --        220        --
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (758)    28,692      (129)    9,989     5,010      (341)     (103)    41,777       522
  ...........................................................................................................................
  Net (loss) gain on investments      (758)    28,789      (129)   10,068     5,010      (341)     (103)    41,997       522
 ----------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(229)   $75,109    $  870   $23,785    $5,093     $(100)     $157    $48,520    $1,858
 ----------------------------------------------------------------------------------------------------------------------------

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth & Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

** From inception, May 11, 1999 to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP   Fidelity     Fidelity VIP
 December 31, 1999                  Fund High     Fund Equity-  Fund Money    Fund II Asset  VIP Fund II  Fund III
                                    Income        Income        Market        Manager        Index 500    Growth
                                    Investment    Investment    Investment    Investment     Investment   Opportunities
                                    Division      Division      Division      Division       Division     Investment
                                                                                                          Division
 ---------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income                $  776       $   116       $   438        $   281     $    6,674     $    34
  ....................................................................................................................
  Capital gains income                     31           408            --            446         14,692         213
  ....................................................................................................................
  Net realized gain on security
    transactions                           --            --            --             --         28,458          --
  ....................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    (141)          179            --            372        363,767         152
  ....................................................................................................................
  Net increase in net assets
    resulting from operations             666           703           438          1,099        413,591         399
  ....................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --            --             --             --          --
  ....................................................................................................................
  Cost of insurance and other fees         --            --            --             --       (144,964)         --
  ....................................................................................................................
  Other activity                            2          (147)           26             (5)         4,345          (2)
  ....................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                            2          (147)           26             (5)      (140,619)         (2)
  ....................................................................................................................
  Net increase in net assets              664           556           464          1,094        272,972         397
  ....................................................................................................................
 NET ASSETS:
  Beginning of period                   9,002         9,992        10,316         10,619      2,197,375      11,324
 ---------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $9,666       $10,548       $10,780        $11,713     $2,470,347     $11,721
 ---------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Putnam VT     Putnam VT  Putnam VT
 December 31, 1999                  International Vista      Voyager
                                    Growth        Investment Investment
                                    Investment    Division   Division
                                    Division

 ---------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   (299)    $   (75)   $   (68)
  ................................
  Capital gains income                      --       1,164        984
  ................................
  Net realized gain on security
    transactions                           241          --         --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   48,684       4,346      5,275
  ................................
  Net increase in net assets
    resulting from operations           48,626       5,435      6,191
  ................................
 UNIT TRANSACTIONS:
  Purchases                            127,382          --         --
  ................................
  Cost of insurance and other fees      (1,282)         --         --
  ................................
  Other activity                         3,705         (31)       (38)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       129,805         (31)       (38)
  ................................
  Net increase in net assets           178,431       5,404      6,153
  ................................
 NET ASSETS:
  Beginning of period                    9,874      10,461     10,795
 ---------------------------------------------------------------------------------------------
  END OF PERIOD                       $188,305     $15,865    $16,948
 ---------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 For the Period Ended               One       One       One       One       One       One Group  One       One       One
 December 31, 1999                  Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division* Growth    Investment Investment Investment Division* Division** Investment Investment
                                              Investment Division* Division* Division*                     Division** Division**
                                              Division*
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   529   $  (761)  $   (12)  $   (49)  $    83    $  241    $    97   $ 1,268   $   (29)
  ...........................................................................................................................
  Capital gains income                   --    47,081     1,011    13,766        --        --        163     5,255     1,365
  ...........................................................................................................................
  Net realized gain on security
    transactions                         --        97        --        79        --        --         --       220        --
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (758)   28,692      (129)    9,989     5,010      (341)      (103)   41,777       522
  ...........................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (229)   75,109       870    23,785     5,093      (100)       157    48,520     1,858
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              --   417,710        --   177,707    68,224    10,000     10,000   381,220    10,000
  ...........................................................................................................................
  Cost of insurance and other fees       --    (4,008)       --    (1,646)     (621)       --         --    (3,501)       --
  ...........................................................................................................................
  Other activity                          1     6,250        (5)      843       (91)       (1)        (2)    5,842        (5)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          1   419,952        (5)  176,904    67,512     9,999      9,998   383,561     9,995
  ...........................................................................................................................
  Net (decrease) increase in net
    assets                             (228)  495,061       865   200,689    72,605     9,899     10,155   432,081    11,853
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                10,621    11,906    10,263     9,242     8,908        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,393   $506,967  $11,128   $209,931  $81,513    $9,899    $10,155   $432,081  $11,853
 ----------------------------------------------------------------------------------------------------------------------------

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

** From inception, May 11, 1999 to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period from Inception,     Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity     Fidelity VIP  Putnam VT
 April 29, 1998 to December 31,     Fund High     Fund Equity-  Fund Money    Fund II       VIP Fund II  Fund III      International
 1998                               Income        Income        Market        Asset         Index 500    Growth        Growth
                                    Investment    Investment    Investment    Manager       Investment   Opportunities Investment
                                    Division      Division      Division      Investment    Division     Investment    Division
                                                                              Division                   Division
 ----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income         $  (41)       $  (42)    $    24,938     $   (44)    $   (6,188)    $   (44)       $  (15)
  .................................................................................................................................
  Net realized (loss) gain on
    security transactions                  (5)        2,156              --          (4)        (3,420)         (2)           (6)
  .................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    (971)          112              --         631        295,113       1,284          (109)
  .................................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (1,017)        2,226          24,938         583        285,505       1,238          (130)
  .................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            10,000        10,000       2,040,218      10,000         10,000      10,000        10,000
  .................................................................................................................................
  Net transfers                            --            --      (1,999,698)         --      1,999,698          --            --
  .................................................................................................................................
  Surrenders, including death
    benefits                               --            --         (12,816)         --         (3,108)         --            --
  .................................................................................................................................
  Cost of insurance and other fees         --            --         (33,594)         --        (66,985)         --            --
  .................................................................................................................................
  Other activity                           19        (2,234)         (8,732)         36        (27,735)         86             4
  .................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       10,019         7,766         (14,622)     10,036      1,911,870      10,086        10,004
  .................................................................................................................................
  Net increase in net assets            9,002         9,992          10,316      10,619      2,197,375      11,324         9,874
  .................................................................................................................................
 NET ASSETS:
  Beginning of period                      --            --              --          --             --          --            --
 ----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $9,002        $9,992     $    10,316     $10,619     $2,197,375     $11,324        $9,874
 ----------------------------------------------------------------------------------------------------------------------------------

 For the Period from Inception,     Putnam VT  Putnam VT
 April 29, 1998 to December 31,     Vista      Voyager
 1998                               Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income       $   (41)   $   (42)
  ................................
  Net realized (loss) gain on
    security transactions                 (5)        (4)
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    505        840
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                           459        794
  ................................
 UNIT TRANSACTIONS:
  Purchases                           10,000     10,000
  ................................
  Net transfers                           --         --
  ................................
  Surrenders, including death
    benefits                              --         --
  ................................
  Cost of insurance and other fees        --         --
  ................................
  Other activity                           2          1
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      10,002     10,001
  ................................
  Net increase in net assets          10,461     10,795
  ................................
 NET ASSETS:
  Beginning of period                     --         --
 -------------------------------------------------------------------------------
  END OF PERIOD                      $10,461    $10,795
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period from Inception,     One       One       One       One       One
 April 29, 1998 to December 31,     Group     Group     Group     Group     Group
 1998                               Investment Investment Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value
                                    Division* Growth    Investment Investment Investment
                                              Investment Division* Division* Division*
                                              Division*
 -----------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   331   $   (22)  $   241    $  154    $  283
  ..................................................................................
  Net realized gain (loss) on
    security transactions                 2        (1)       (2)       (4)       (4)
  ..................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   290     1,929        23      (910)   (1,373)
  ..................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          623     1,906       262      (760)   (1,094)
  ..................................................................................
 UNIT TRANSACTIONS:
  Purchases                          10,000    10,000    10,000    10,000    10,000
  ..................................................................................
  Net transfers                          --        --        --        --        --
  ..................................................................................
  Surrenders, including death
    benefits                             --        --        --        --        --
  ..................................................................................
  Cost of insurance and other fees       --        --        --        --        --
  ..................................................................................
  Other activity                         (2)       --         1         2         2
  ..................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      9,998    10,000    10,001    10,002    10,002
  ..................................................................................
  Net increase in net assets         10,621    11,906    10,263     9,242     8,908
  ..................................................................................
 NET ASSETS:
  Beginning of period                    --        --        --        --        --
 -----------------------------------------------------------------------------------
  END OF PERIOD                     $10,621   $11,906   $10,263    $9,242    $8,908
 -----------------------------------------------------------------------------------

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, The One Provider (formerly Pegasus Provider) (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ASSET TRANSFER:

On May 1, 1999, the shares of Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division were exchanged for shares of One Group Investment Trust Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, and One Group Investment Trust Mid Cap Value Investment Division respectively. As the exchange was dollar for dollar, no gains or losses were recognized by the Account.

4.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.